Bank overdrafts and short-term borrowings	12 Months Ended
Dec. 31, 2023
Bank Overdrafts And Short Term Borrowings [Abstract]
Bank overdrafts and short-term borrowings

26 Bank overdrafts and short-term borrowings

Bank overdrafts and short-term borrowings as at December 31, 2023 and 2022 are analysed as follows:

	31/12/23	31/12/22
Bank overdrafts	2,037	1,754
Borrowings related to a recourse factoring agreement	10,752	17,307
Borrowings secured with trade receivables not part of factoring agreement	9,282	9,703
Borrowings unsecured	763	490
Total	22,834	29,254

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
Bank overdrafts	7.81%	5.12%
Borrowings	5.65%	3.30%

As at December 31, 2023, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amount to 31,130 (24,307 as at December 31, 2022). Such unused portion is related to a recourse factoring agreement for export-related trade receivables (28,588), borrowings to be secured with trade receivables (282) and bank overdrafts (2,260).